Share-Based Payments and Long-term Incentive Plan - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Business acquisition, share price		$ 42.75
Share-based payment and LTIP expense	$ 3.5
Allocated share-based compensation expense	21.6
Allocated share-based compensation expense offset	21.6
Other share-based arrangements, expense	1.9
Income tax benefit	0.3
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	0.8
Deferred cash awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	$ 0.8